SCHEDULE OF NET DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
NOL carryover	$ (3,775,797)	$ (3,078,286)
R & D credit	696,159	658,083
Depreciation	10,734	10,734
Less Valuation Allowance	3,068,904	2,409,469
Net deferred tax asset